Note 35 - Related Parties (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay	2		2
Expense from cash-settled share-based payment transactions including costs included in production costs			$ 354,000	$ 123,000	$ 295,000
SR Curtis [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee	$ 44,100
Related party, consulting fee			265,000	0
SR Curtis [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee		$ 12,500
Contingent liability arising from termination [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 8,575,000		$ 8,575,000	$ 8,214,000	$ 8,338,000